Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	SECURITY INCOME FUND /KS/
Central Index Key	dei_EntityCentralIndexKey	0000088498
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIUSX
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUGBX
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDICX
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	Not Yet Available
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIHAX
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIHBX
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIHSX
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHYIX
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJAX
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJCX
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJIX

U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND
U.S. Intermediate Bond Fund
INVESTMENT OBJECTIVE
The U.S. Intermediate Bond Fund seeks to provide current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 40 of the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Sales Charge - Class A Shares" section on page 21 of the Fund's prospectus and the "How to Purchase Shares" section on page 35 of the Fund's Statement of
Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees U.S. INTERMEDIATE BOND FUND	Class A	Class B	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	5.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. INTERMEDIATE BOND FUND		Class A	Class B	Class C	Institutional Class
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.37%	0.75%	0.41%	0.37%
Total Annual Fund Operating Expenses	[1]	1.12%	2.25%	1.91%	0.87%
Fee Waiver (and/or Expense Reimbursement)	[2]	(0.12%)	(0.50%)	(0.16%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)		1.00%	1.75%	1.75%	0.75%
[1]	Expense information in the table have been restated to reflect current fees.
[2]	The Investment Manager has contractually agreed through April 30, 2013 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A - 1.00%, Class B - 1.75%, Class C - 1.75%, Institutional - 0.75%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights), and it can be terminated by the Fund's Board of Directors, subject to the recoupment rights of the Investment Manager.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example U.S. INTERMEDIATE BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	572	803	1,052	1,763
Class B	678	955	1,359	2,546
Class C	278	585	1,017	2,220
Institutional Class	77	266	470	1,061

Expense Example, No Redemption U.S. INTERMEDIATE BOND FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	572	803	1,052	1,763
Class B	178	655	1,159	2,546
Class C	178	585	1,017	2,220
Institutional Class	77	266	470	1,061

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 43%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuit of its objective, the Fund will invest, under normal market conditions, at least 80% of its net assets in investment grade U.S. fixed-income securities
(i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security
Investors, LLC, also known as Guggenheim Investments (the "Investment Manager") to
be of comparable quality). Such fixed-income securities may include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities, and mortgage-backed and asset-backed securities.
For purposes of the Fund's 80% policy, U.S. fixed-income securities include securities issued by an issuer: (a) that is domiciled in the U.S.; (b) conducts a majority of its business in the U.S.; or (c) is listed in the Barclays Capital Intermediate U.S.
Government/Credit Index (the "Index") at the time of purchase, or will be listed in the Index. Although the Fund will invest at least 80% of its net assets in
U.S. investment grade fixed-income securities, such securities (especially those in the lowest of the top four long-term rating categories) may have speculative characteristics. The Investment Manager will attempt to maintain a dollar-weighted average duration of 3 to 4.5 years and a dollar weighted average maturity of 3 to
10 years in managing the Fund's portfolio.

While the Fund will invest primarily in domestic fixed-income securities, it also may invest in dollar-denominated fixed-income securities issued by foreign issuers. Consistent with its investment objective and principal investment strategies, the Fund also may invest in debt securities that are not investment grade (also known as "high yield/high risk securities" or "junk bonds") or securities that include limitations on resale (i.e., "restricted securities,"
which include Rule 144A securities that are eligible for resale to qualified institutional buyers). Further, the Fund may enter into derivative instruments, including futures contracts, options on futures contracts, options on securities, and credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities (i.e., speculative purposes)

The Investment Manager uses a combination of a qualitative top-down approach in reviewing growth trends based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting asset classes and securities. The Investment Manager analyzes broad economic growth trends in the selection of duration weighting and construction and then uses credit analysis and relative value in selecting securities. The Investment Manager's credit analysis includes looking at factors such as an issuer's management experience, cash flow, position in its market, capital structure, general economic factors and market conditions, as well as global market conditions.

To determine the relative value of a security, the Investment Manager compares the credit risk and yield of the security to the credit risk and yield of other securities of the same or another asset class. Higher quality securities tend to have lower yields than lower quality securities. Based upon current market conditions, the Investment Manager will consider the relative risks and rewards of various asset classes and securities in selecting securities for the Fund.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed or there is a change in fundamentals; (3) if it believes diversification of the Fund is compromised due to mergers or acquisitions; or
(4) to meet redemption requests, among other reasons.

Under adverse market conditions, the Fund can make temporary defensive investments and may not be able to pursue its objective.
PRINCIPAL RISKS
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Asset-Backed and Mortgage-Backed Securities Risk - Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Fund had invested in the reference obligation directly. This is because, among other reasons, if the Fund is a buyer of a credit default swap and no event of default occurs, the
Fund will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk - The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk - Higher yielding, below investment grade and other high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Fund may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the
Fund in a different country or geographic region.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return Lowest Quarter Return 3Q 2009 4.63% 4Q 2008 -6.90%
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
After-tax returns are shown for Class A only. After-tax returns for Class B and
C will vary.

No information is shown for Institutional Class shares because these shares had not been offered as of the last calendar year end. Performance information for these shares will appear in a future version of the prospectus once there is a full calendar year of performance information to report.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns U.S. INTERMEDIATE BOND FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	1.83%	1.66%	2.83%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	0.88%	0.36%	1.34%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	1.17%	0.63%	1.52%
Class B	Class B Return Before Taxes	1.35%	1.53%	2.73%
Class C	Class C Return Before Taxes	5.32%	1.92%	2.60%
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deductions for fees, expenses, or taxes)	5.80%	5.88%	5.20%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. Intermediate Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The U.S. Intermediate Bond Fund seeks to provide current income.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 40 of the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Sales Charge - Class A Shares" section on page 21 of the Fund's prospectus and the "How to Purchase Shares" section on page 35 of the Fund's Statement of
		Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 43%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 40 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expense information in the table have been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although the actual costs may be
		higher or lower, based on these assumptions your cost would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	In pursuit of its objective, the Fund will invest, under normal market conditions, at least 80% of its net assets in investment grade U.S. fixed-income securities
(i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security
Investors, LLC, also known as Guggenheim Investments (the "Investment Manager") to
be of comparable quality). Such fixed-income securities may include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities, and mortgage-backed and asset-backed securities.
For purposes of the Fund's 80% policy, U.S. fixed-income securities include securities issued by an issuer: (a) that is domiciled in the U.S.; (b) conducts a majority of its business in the U.S.; or (c) is listed in the Barclays Capital Intermediate U.S.
Government/Credit Index (the "Index") at the time of purchase, or will be listed in the Index. Although the Fund will invest at least 80% of its net assets in
U.S. investment grade fixed-income securities, such securities (especially those in the lowest of the top four long-term rating categories) may have speculative characteristics. The Investment Manager will attempt to maintain a dollar-weighted average duration of 3 to 4.5 years and a dollar weighted average maturity of 3 to
10 years in managing the Fund's portfolio.

While the Fund will invest primarily in domestic fixed-income securities, it also may invest in dollar-denominated fixed-income securities issued by foreign issuers. Consistent with its investment objective and principal investment strategies, the Fund also may invest in debt securities that are not investment grade (also known as "high yield/high risk securities" or "junk bonds") or securities that include limitations on resale (i.e., "restricted securities,"
which include Rule 144A securities that are eligible for resale to qualified institutional buyers). Further, the Fund may enter into derivative instruments, including futures contracts, options on futures contracts, options on securities, and credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities (i.e., speculative purposes)

The Investment Manager uses a combination of a qualitative top-down approach in reviewing growth trends based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting asset classes and securities. The Investment Manager analyzes broad economic growth trends in the selection of duration weighting and construction and then uses credit analysis and relative value in selecting securities. The Investment Manager's credit analysis includes looking at factors such as an issuer's management experience, cash flow, position in its market, capital structure, general economic factors and market conditions, as well as global market conditions.

To determine the relative value of a security, the Investment Manager compares the credit risk and yield of the security to the credit risk and yield of other securities of the same or another asset class. Higher quality securities tend to have lower yields than lower quality securities. Based upon current market conditions, the Investment Manager will consider the relative risks and rewards of various asset classes and securities in selecting securities for the Fund.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed or there is a change in fundamentals; (3) if it believes diversification of the Fund is compromised due to mergers or acquisitions; or
(4) to meet redemption requests, among other reasons.

Under adverse market conditions, the Fund can make temporary defensive
		investments and may not be able to pursue its objective.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Asset-Backed and Mortgage-Backed Securities Risk - Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Fund had invested in the reference obligation directly. This is because, among other reasons, if the Fund is a buyer of a credit default swap and no event of default occurs, the
Fund will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk - The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk - Higher yielding, below investment grade and other high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Fund may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the
Fund in a different country or geographic region.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity
		risk, which may result in substantial losses to the Fund.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to
		Class A shares which, if reflected, would lower the returns shown.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 3Q 2009 4.63% 4Q 2008 -6.90%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
After-tax returns are shown for Class A only. After-tax returns for Class B and
C will vary.

No information is shown for Institutional Class shares because these shares had not been offered as of the last calendar year end. Performance information for these shares will appear in a future version of the prospectus once there is a
		full calendar year of performance information to report.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Barclays Capital Intermediate U.S. Government/Credit Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.20%
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
Fee Waiver (and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	572
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	803
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,763
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	572
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	803
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,763
Annual Return 2002	rr_AnnualReturn2002	9.00%
Annual Return 2003	rr_AnnualReturn2003	2.70%
Annual Return 2004	rr_AnnualReturn2004	3.40%
Annual Return 2005	rr_AnnualReturn2005	1.50%
Annual Return 2006	rr_AnnualReturn2006	3.60%
Annual Return 2007	rr_AnnualReturn2007	2.40%
Annual Return 2008	rr_AnnualReturn2008	(11.30%)
Annual Return 2009	rr_AnnualReturn2009	10.60%
Annual Return 2010	rr_AnnualReturn2010	6.10%
Annual Return 2011	rr_AnnualReturn2011	6.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.90%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.83%
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.34%
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.52%
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[1]
Fee Waiver (and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,546
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,546
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.73%
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[1]
Fee Waiver (and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,017
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,220
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,017
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,220
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Fee Waiver (and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	470
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	266
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	470
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061

[1]	Expense information in the table have been restated to reflect current fees.
[2]	The Investment Manager has contractually agreed through April 30, 2013 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A - 1.00%, Class B - 1.75%, Class C - 1.75%, Institutional - 0.75%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights), and it can be terminated by the Fund's Board of Directors, subject to the recoupment rights of the Investment Manager.

HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND
High Yield Fund
INVESTMENT OBJECTIVE
The High Yield Fund seeks high current income.
Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 40 of the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Sales Charge - Class A Shares" section on page 21 of the Fund's prospectus and the "How to Purchase Shares" section on page 35 of the Fund's Statement of
Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees HIGH YIELD FUND	Class A	Class B	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	5.00%	1.00%	none
Redemption Charge (as a percentage of amount redeemed or exchanged)	2.00%	none	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HIGH YIELD FUND		Class A	Class B	Class C	Institutional Class
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.49%	0.99%	0.47%	0.35%
Total Annual Fund Operating Expenses	[1]	1.34%	2.59%	2.07%	0.95%
Fee Waiver (and/or Expense Reimbursement)	[2]	(0.16%)	(0.65%)	(0.14%)	none
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)		1.18%	1.94%	1.93%	0.95%
[1]	Expense information in the table have been restated to reflect current fees.
[2]	The Investment Manager has contractually agreed through April 30, 2013 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A - 1.16%, Class B - 1.91%, Class C - 1.91% and Institutional Class - 0.91%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights) and it can be terminated by the Fund's Board of Directors, subject to the recoupment rights of the Investment Manager.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example HIGH YIELD FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	590	864	1,160	1,998
Class B	697	1,044	1,517	2,876
Class C	296	635	1,101	2,389
Institutional Class	97	303	525	1,166

Expense Example, No Redemption HIGH YIELD FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	590	864	1,160	1,998
Class B	197	744	1,317	2,876
Class C	196	635	1,101	2,389
Institutional Class	97	303	525	1,166

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 102%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its objective by investing at least 80% of its assets, under normal market conditions, in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by
Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), to be of comparable quality (also known as "junk bonds"). These debt securities may include, without limitation: corporate bonds and notes, convertible securities, mortgage-backed and asset-backed securities, and senior secured floating rate corporate loans ("syndicated bank loans"). The Fund also may invest in a variety of investment vehicles that seek to track the performance of a specific index, including exchange traded funds ("ETFs") and other mutual funds. The Fund may invest up to 10% of its net assets in securities that are in default at the time of purchase. The debt securities in which the Fund invests will primarily be domestic securities, but may also include dollar-denominated foreign securities. The Fund's average dollar-weighted maturity is generally expected to be between 3 and 15 years.

The Fund may purchase and sell options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to enhance income, or as a substitute for purchasing or selling securities. The Fund may also invest in restricted securities, which include Rule 144A securities that are eligible for resale to qualified institutional buyers. In addition, the Fund may invest in other types of debt securities and credit derivative instruments; enter into interest rate, total return, credit default, and index swaps and related cap, floor and collar transactions; purchase and sell securities on a when issued, forward commitment or delayed delivery basis; and invest in credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities. The Fund may also engage in borrowing.

The Investment Manager uses a "bottom-up" approach in selecting high yield securities. The Investment Manager emphasizes rigorous credit analysis and relative value in selecting securities. The Investment Manager's credit analysis includes looking at factors such as an issuer's debt service coverage (i.e., its ability to make interest payments on its debt), the issuer's cash flow, general economic factors and market conditions and global market conditions.

To determine the relative value of a security, the Investment Manager compares the security's credit risk and yield to the credit risk and yield of other securities. The Investment Manager looks for securities that appear to be inexpensive relative to comparable securities and securities that have the potential for an upgrade of their credit rating. A rating upgrade typically would increase the value of the security. The Investment Manager focuses on an issuer's management experience, position in its market, and capital structure in assessing its value. The Investment Manager seeks to diversify the Fund's holdings among securities and asset classes.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed; or (3) to meet redemption requests, among other reasons.

Under adverse market conditions, the Fund can make temporary defensive investments and may not be able to pursue its objective.
PRINCIPAL RISKS
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Asset-Backed and Mortgage-Backed Securities Risk - Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Fund had invested in the reference obligation directly. This is because, among other reasons, if a
Fund is a buyer of a credit default swap and no event of default occurs, the
Fund will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk - The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Fund will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not sufficiently correlated with underlying investments or the Fund's other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Fund to hedge risk may also reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk - Higher yielding, below investment grade and other high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles'
expenses.

Investments in Syndicated Bank Loans Risk - Investments in syndicated bank loans involve special types of risks, including credit risk, interest rate risk, liquidity risk and prepayment risk. Syndicated bank loans may not be sufficiently collateralized or the collateral may be difficult to liquidate.
As a result, syndicated bank loans may decline in value. Syndicated bank loans generally offer a floating interest rate. Syndicated bank loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Leverage Risk - The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives and borrowings.

Liquidity Risk- Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Options and Futures Risk - Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Special Situations/Securities in Default Risk - Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its "par" or full value because the investments are highly speculative with respect to the issuer's ability to make interest payments and/or to pay its principal obligations in full.

When Issued, Forward Commitment and Delayed-Delivery Transactions Risk -
When-issued, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return Lowest Quarter Return 2Q 2009 32.56% 4Q 2008 -22.27%
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B, C and
Institutional Class will vary.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns HIGH YIELD FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	(8.07%)	4.78%	6.69%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(11.14%)	1.86%	3.98%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(4.78%)	2.37%	4.11%
Class B	Class B Return Before Taxes	(7.63%)	5.83%	6.91%
Class C	Class C Return Before Taxes	(5.17%)	5.06%	6.42%
Institutional Class	Institutional Class Return Before Taxes	(3.30%)		9.16%	[1]
Barclays Capital Corporate High Yield Index	Barclays Capital Corporate High Yield Index (reflects no deductions for fees, expenses, or taxes)	4.98%	7.54%	8.85%
[1]	Since inception of July 11, 2008.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	High Yield Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The High Yield Fund seeks high current income.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 40 of the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Sales Charge - Class A Shares" section on page 21 of the Fund's prospectus and the "How to Purchase Shares" section on page 35 of the Fund's Statement of
		Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 102%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 40 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expense information in the table have been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although the actual costs may be
		higher or lower, based on these assumptions your cost would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing at least 80% of its assets, under normal market conditions, in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by
Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), to be of comparable quality (also known as "junk bonds"). These debt securities may include, without limitation: corporate bonds and notes, convertible securities, mortgage-backed and asset-backed securities, and senior secured floating rate corporate loans ("syndicated bank loans"). The Fund also may invest in a variety of investment vehicles that seek to track the performance of a specific index, including exchange traded funds ("ETFs") and other mutual funds. The Fund may invest up to 10% of its net assets in securities that are in default at the time of purchase. The debt securities in which the Fund invests will primarily be domestic securities, but may also include dollar-denominated foreign securities. The Fund's average dollar-weighted maturity is generally expected to be between 3 and 15 years.

The Fund may purchase and sell options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to enhance income, or as a substitute for purchasing or selling securities. The Fund may also invest in restricted securities, which include Rule 144A securities that are eligible for resale to qualified institutional buyers. In addition, the Fund may invest in other types of debt securities and credit derivative instruments; enter into interest rate, total return, credit default, and index swaps and related cap, floor and collar transactions; purchase and sell securities on a when issued, forward commitment or delayed delivery basis; and invest in credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities. The Fund may also engage in borrowing.

The Investment Manager uses a "bottom-up" approach in selecting high yield securities. The Investment Manager emphasizes rigorous credit analysis and relative value in selecting securities. The Investment Manager's credit analysis includes looking at factors such as an issuer's debt service coverage (i.e., its ability to make interest payments on its debt), the issuer's cash flow, general economic factors and market conditions and global market conditions.

To determine the relative value of a security, the Investment Manager compares the security's credit risk and yield to the credit risk and yield of other securities. The Investment Manager looks for securities that appear to be inexpensive relative to comparable securities and securities that have the potential for an upgrade of their credit rating. A rating upgrade typically would increase the value of the security. The Investment Manager focuses on an issuer's management experience, position in its market, and capital structure in assessing its value. The Investment Manager seeks to diversify the Fund's holdings among securities and asset classes.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed; or (3) to meet redemption requests, among other reasons.

Under adverse market conditions, the Fund can make temporary defensive
		investments and may not be able to pursue its objective.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Asset-Backed and Mortgage-Backed Securities Risk - Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Fund had invested in the reference obligation directly. This is because, among other reasons, if a
Fund is a buyer of a credit default swap and no event of default occurs, the
Fund will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk - The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Fund will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not sufficiently correlated with underlying investments or the Fund's other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Fund to hedge risk may also reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk - Higher yielding, below investment grade and other high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles'
expenses.

Investments in Syndicated Bank Loans Risk - Investments in syndicated bank loans involve special types of risks, including credit risk, interest rate risk, liquidity risk and prepayment risk. Syndicated bank loans may not be sufficiently collateralized or the collateral may be difficult to liquidate.
As a result, syndicated bank loans may decline in value. Syndicated bank loans generally offer a floating interest rate. Syndicated bank loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Leverage Risk - The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives and borrowings.

Liquidity Risk- Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Options and Futures Risk - Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Special Situations/Securities in Default Risk - Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its "par" or full value because the investments are highly speculative with respect to the issuer's ability to make interest payments and/or to pay its principal obligations in full.

When Issued, Forward Commitment and Delayed-Delivery Transactions Risk -
When-issued, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the
		security will not be issued as anticipated.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to
		Class A shares which, if reflected, would lower the returns shown.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 2Q 2009 32.56% 4Q 2008 -22.27%
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	reflects no deductions for fees, expenses, or taxes
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are shown for Class A only. After-tax returns for Class B, C and Institutional Class will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B, C and
		Institutional Class will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Barclays Capital Corporate High Yield Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Corporate High Yield Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.85%
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Charge (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
Fee Waiver (and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	590
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	864
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,160
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	590
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	864
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,160
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,998
Annual Return 2002	rr_AnnualReturn2002	(1.70%)
Annual Return 2003	rr_AnnualReturn2003	21.70%
Annual Return 2004	rr_AnnualReturn2004	11.00%
Annual Return 2005	rr_AnnualReturn2005	3.30%
Annual Return 2006	rr_AnnualReturn2006	10.30%
Annual Return 2007	rr_AnnualReturn2007	1.80%
Annual Return 2008	rr_AnnualReturn2008	(31.10%)
Annual Return 2009	rr_AnnualReturn2009	70.50%
Annual Return 2010	rr_AnnualReturn2010	14.90%
Annual Return 2011	rr_AnnualReturn2011	(3.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.27%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.69%
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.98%
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.11%
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption Charge (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[1]
Fee Waiver (and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,044
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,517
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,876
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	744
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,317
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,876
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.91%
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Charge (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[1]
Fee Waiver (and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	635
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,389
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	635
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,389
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.42%
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Charge (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[1]
Fee Waiver (and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.30%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.16%	[3]

[1]	Expense information in the table have been restated to reflect current fees.
[2]	The Investment Manager has contractually agreed through April 30, 2013 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A - 1.16%, Class B - 1.91%, Class C - 1.91% and Institutional Class - 0.91%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights) and it can be terminated by the Fund's Board of Directors, subject to the recoupment rights of the Investment Manager.
[3]	Since inception of July 11, 2008.

MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND
Municipal Income Fund
INVESTMENT OBJECTIVE
The Guggenheim Municipal Income Fund (the "Fund") seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 33 of the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Sales Charge - Class A Shares" section on page 16 of the Fund's prospectus and the "How to Purchase Shares" section on page 34 of the Fund's Statement of
Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees MUNICIPAL INCOME FUND	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	1.00%	none
Redemption Charge (as a percentage of amount redeemed or exchanged)	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MUNICIPAL INCOME FUND		Class A	Class C	Institutional Class
Management Fees		0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.30%	2.05%	1.05%
Fee Waiver (and/or Expense Reimbursement)	[1]	(0.50%)	(0.50%)	(0.50%)
Total Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)		0.80%	1.55%	0.55%
[1]	Security Investors, LLC ("Security Investors" or the "Investment Manager") has contractually agreed through May 1, 2013 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to an annual percentage of average daily net assets for each class of shares as follows: Class A - 0.80%; Class C - 1.55%; and Institutional Class - 0.55%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation.The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire, if it is not renewed, when it reaches its termination (subject to recoupment rights) or when Security Investors ceases to serve as the investment manager.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example MUNICIPAL INCOME FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	553	784	1,033	1,746
Class C	258	594	1,057	2,339
Institutional Class	56	284	531	1,237

Expense Example, No Redemption MUNICIPAL INCOME FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	553	784	1,033	1,746
Class C	158	594	1,057	2,339
Institutional Class	56	284	531	1,237

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of the prospectus. (However, during the most recent fiscal year ended December 31, 2011 the portfolio turnover rate for the Predecessor Fund (as described under "Performance
Information") to the Fund was 104%.)
PRINCIPAL INVESTMENT STRATEGIES
In pursuit of its objective, the Fund will invest, under normal market conditions, at least 80% of its assets in a diversified portfolio of municipal securities whose interest is free from federal income tax. This investment strategy may not be changed without shareholder approval. Interest from the
Fund's investments may be subject to the federal alternative minimum tax. The
Fund may invest up to 20% of its assets in securities the interest on which is subject to federal income taxation, including corporate bonds and other corporate debt securities, taxable municipal securities (which include Build
America Bonds and Qualified School Construction Bonds), mortgage-backed and asset backed securities, repurchase and reverse repurchase agreements, syndicated bank loans and securities issued by the U.S. government or its agencies and instrumentalities. The Fund also may invest, up to 20% of its assets in a variety of investment vehicles, consisting of closed-end funds, exchange traded funds ("ETFs") and other mutual funds. The Fund may use derivatives for investment purposes (i.e., speculative purposes). Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars. When market conditions are deemed appropriate, the Fund will use leverage to the full extent permitted by its investment policies and restrictions and applicable law. The
Fund may use leverage by using derivatives and tender option bonds ("TOBs"), or by entering into reverse repurchase agreements and borrowing transactions (such as lines of credit) for investment purposes. The fixed income securities in which the Fund invests will primarily be domestic securities, but may also include, up to 20% of its assets, in foreign and emerging markets securities.

The Fund will allocate assets across different market sectors and maturities and may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund, however, will invest under normal market conditions, at least 80% of its assets in investment grade securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical ratings organization or, if unrated, determined by Guggenheim Partners Asset
Management, LLC ("Guggenheim Investments") to be of comparable quality). The
Fund may invest 25% or more of the Fund's assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, or water and sewers.

Guggenheim Investments, the Fund's sub-adviser, uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. Guggenheim
Investments also considers macroeconomic outlook and geopolitical issues.

Guggenheim Investments may determine to sell a security: (1) to adjust the portfolio's average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security's credit rating has been changed; or (3) to meet redemption requests, among other reasons. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Fund can make temporary defensive investments and may not be able to pursue its objective.
PRINCIPAL RISKS
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund.

Asset-Backed and Mortgage-Backed Securities Risk - Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if the Fund had invested in the reference obligation directly. This is because, among other reasons, if the Fund is a buyer of a credit default swap and no event of default occurs, the Fund will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk - The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction or repurchase agreement is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Fund will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not sufficiently correlated with underlying investments or the Fund's other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Fund to hedge risk may also reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Emerging Markets Risk - Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk - Higher yielding, high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Insurance Risk - Certain municipal securities may be insured by an insurer, such as a bank or other financial institution. Adverse developments affecting a particular insurer or, more generally, banks and financial institutions could have a negative effect on the value of the Fund's holdings. While insurance may reduce the credit risk of a municipal security, it does not protect against fluctuations in the value of the Fund's shares caused by market changes.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including closed-end funds, ETFs, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Investments in Syndicated Bank Loans Risk - Investments in syndicated bank loans involve special types of risks, including credit risk, interest rate risk, liquidity risk and prepayment risk. Syndicated bank loans may not be sufficiently collateralized or the collateral may be difficult to liquidate. As a result, syndicated bank loans may decline in value. Syndicated bank loans generally offer a floating interest rate. Syndicated bank loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Leverage Risk - The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Fund may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the
Fund in a different country or geographic region.

Municipal Securities Risk - The Fund will be significantly affected by events that affect the municipal bond market, which could include unfavorable legislative or political developments and adverse changes in the financial conditions of state and municipal issuers or the federal government in case it provides financial support to the municipality. Income from municipal bonds held by the Fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal issuer. In addition, a portion of the Fund's otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the Fund and the overall municipal market.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund.

Repurchase Agreement and Reverse Repurchase Agreement Risk - In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed.

Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

Tender Option Bonds Risk - Tender option bonds, residual interest tender option bonds and inverse floaters expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility. An investment in these securities typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Because distributions on these securities will bear an inverse relationship to short-term municipal security interest rates, distributions will be reduced or, in the extreme, eliminated as rates rise and will increase when rates fall.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling 1-800-820-0888.

As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, it will disclose charts that show annual total returns, highest and lowest quarterly returns and average annual total returns
(before and after taxes) compared to a benchmark index selected by the Fund.
On January 13, 2012, the Fund acquired the assets and assumed the liabilities of TS&W/Claymore Tax-Advantaged Balanced Fund (the "Predecessor Fund"), a
closed-end fund which used different investment strategies and had different investment advisers (the "Reorganization"). Class A shares of the Fund have assumed the performance, financial and other historical information of the
Predecessor Fund's Common Shares. Returns are based on the net asset value of fund shares. The performance of Class A shares of the Fund reflects the performance of the Predecessor Fund. Performance has not been restated to reflect the estimated annual operating expenses of Class A shares. The bar chart also does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return Lowest Quarter Return 3Q 2009 22.36% 4Q 2008 -21.06%
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
After-tax returns are shown for Class A only. After-tax returns for Class C and
Institutional Class shares will vary.
AVERAGE ANNUAL TOTAL RETURNS for the periods ending December 31, 2011
Average Annual Total Returns MUNICIPAL INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
Class A	Class A Return Before Taxes	4.39%	(0.22%)	3.98%	[1]
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	1.95%	(2.90%)	1.47%	[1]
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	2.79%	(1.81%)	1.88%	[1]
Barclays Capital U.S. Municipal Long Bond Index	Barclays Capital U.S. Municipal Long Bond Index (reflects no deductions for fees, expenses, or taxes)	14.88%	4.21%	4.11%
[1]	Since inception of 4/28/2004.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Municipal Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Guggenheim Municipal Income Fund (the "Fund") seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 33 of the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Sales Charge - Class A Shares" section on page 16 of the Fund's prospectus and the "How to Purchase Shares" section on page 34 of the Fund's Statement of
		Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of the prospectus. (However, during the most recent fiscal year ended December 31, 2011 the portfolio turnover rate for the Predecessor Fund (as described under "Performance
		Information") to the Fund was 104%.)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 33 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although the actual costs may be
		higher or lower, based on these assumptions your cost would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	In pursuit of its objective, the Fund will invest, under normal market conditions, at least 80% of its assets in a diversified portfolio of municipal securities whose interest is free from federal income tax. This investment strategy may not be changed without shareholder approval. Interest from the
Fund's investments may be subject to the federal alternative minimum tax. The
Fund may invest up to 20% of its assets in securities the interest on which is subject to federal income taxation, including corporate bonds and other corporate debt securities, taxable municipal securities (which include Build
America Bonds and Qualified School Construction Bonds), mortgage-backed and asset backed securities, repurchase and reverse repurchase agreements, syndicated bank loans and securities issued by the U.S. government or its agencies and instrumentalities. The Fund also may invest, up to 20% of its assets in a variety of investment vehicles, consisting of closed-end funds, exchange traded funds ("ETFs") and other mutual funds. The Fund may use derivatives for investment purposes (i.e., speculative purposes). Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars. When market conditions are deemed appropriate, the Fund will use leverage to the full extent permitted by its investment policies and restrictions and applicable law. The
Fund may use leverage by using derivatives and tender option bonds ("TOBs"), or by entering into reverse repurchase agreements and borrowing transactions (such as lines of credit) for investment purposes. The fixed income securities in which the Fund invests will primarily be domestic securities, but may also include, up to 20% of its assets, in foreign and emerging markets securities.

The Fund will allocate assets across different market sectors and maturities and may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund, however, will invest under normal market conditions, at least 80% of its assets in investment grade securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical ratings organization or, if unrated, determined by Guggenheim Partners Asset
Management, LLC ("Guggenheim Investments") to be of comparable quality). The
Fund may invest 25% or more of the Fund's assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, or water and sewers.

Guggenheim Investments, the Fund's sub-adviser, uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. Guggenheim
Investments also considers macroeconomic outlook and geopolitical issues.

Guggenheim Investments may determine to sell a security: (1) to adjust the portfolio's average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security's credit rating has been changed; or (3) to meet redemption requests, among other reasons. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Fund can make
		temporary defensive investments and may not be able to pursue its objective.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund.

Asset-Backed and Mortgage-Backed Securities Risk - Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if the Fund had invested in the reference obligation directly. This is because, among other reasons, if the Fund is a buyer of a credit default swap and no event of default occurs, the Fund will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk - The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction or repurchase agreement is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Fund will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not sufficiently correlated with underlying investments or the Fund's other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Fund to hedge risk may also reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Emerging Markets Risk - Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk - Higher yielding, high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Insurance Risk - Certain municipal securities may be insured by an insurer, such as a bank or other financial institution. Adverse developments affecting a particular insurer or, more generally, banks and financial institutions could have a negative effect on the value of the Fund's holdings. While insurance may reduce the credit risk of a municipal security, it does not protect against fluctuations in the value of the Fund's shares caused by market changes.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including closed-end funds, ETFs, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Investments in Syndicated Bank Loans Risk - Investments in syndicated bank loans involve special types of risks, including credit risk, interest rate risk, liquidity risk and prepayment risk. Syndicated bank loans may not be sufficiently collateralized or the collateral may be difficult to liquidate. As a result, syndicated bank loans may decline in value. Syndicated bank loans generally offer a floating interest rate. Syndicated bank loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Leverage Risk - The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Fund may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the
Fund in a different country or geographic region.

Municipal Securities Risk - The Fund will be significantly affected by events that affect the municipal bond market, which could include unfavorable legislative or political developments and adverse changes in the financial conditions of state and municipal issuers or the federal government in case it provides financial support to the municipality. Income from municipal bonds held by the Fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal issuer. In addition, a portion of the Fund's otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the Fund and the overall municipal market.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund.

Repurchase Agreement and Reverse Repurchase Agreement Risk - In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed.

Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

Tender Option Bonds Risk - Tender option bonds, residual interest tender option bonds and inverse floaters expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility. An investment in these securities typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Because distributions on these securities will bear an inverse relationship to short-term municipal security interest rates, distributions will be reduced or, in the extreme, eliminated as rates rise and
		will increase when rates fall.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling 1-800-820-0888.

As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, it will disclose charts that show annual total returns, highest and lowest quarterly returns and average annual total returns
(before and after taxes) compared to a benchmark index selected by the Fund.
On January 13, 2012, the Fund acquired the assets and assumed the liabilities of TS&W/Claymore Tax-Advantaged Balanced Fund (the "Predecessor Fund"), a
closed-end fund which used different investment strategies and had different investment advisers (the "Reorganization"). Class A shares of the Fund have assumed the performance, financial and other historical information of the
Predecessor Fund's Common Shares. Returns are based on the net asset value of fund shares. The performance of Class A shares of the Fund reflects the performance of the Predecessor Fund. Performance has not been restated to reflect the estimated annual operating expenses of Class A shares. The bar chart also does not reflect the impact of the sales charge applicable to
		Class A shares which, if reflected, would lower the returns shown.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception have compared to those of a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, it will disclose charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected by the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 3Q 2009 22.36% 4Q 2008 -21.06%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C and Institutional Class shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
After-tax returns are shown for Class A only. After-tax returns for Class C and
		Institutional Class shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS for the periods ending December 31, 2011
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Barclays Capital U.S. Municipal Long Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Municipal Long Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Charge (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver (and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-1
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	553
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	784
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,033
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	553
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	784
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,033
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,746
Annual Return 2005	rr_AnnualReturn2005	6.02%
Annual Return 2006	rr_AnnualReturn2006	15.50%
Annual Return 2007	rr_AnnualReturn2007	(3.60%)
Annual Return 2008	rr_AnnualReturn2008	(37.97%)
Annual Return 2009	rr_AnnualReturn2009	41.34%
Annual Return 2010	rr_AnnualReturn2010	12.03%
Annual Return 2011	rr_AnnualReturn2011	9.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.06%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.22%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.98%	[2]
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%	[2]
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.88%	[2]
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Charge (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waiver (and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-1
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,057
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,339
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,339
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Charge (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver (and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-1
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,237
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	531
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,237

[1]	Security Investors, LLC ("Security Investors" or the "Investment Manager") has contractually agreed through May 1, 2013 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to an annual percentage of average daily net assets for each class of shares as follows: Class A - 0.80%; Class C - 1.55%; and Institutional Class - 0.55%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation.The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire, if it is not renewed, when it reaches its termination (subject to recoupment rights) or when Security Investors ceases to serve as the investment manager.
[2]	Since inception of 4/28/2004.